Accrued expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses
Accrued expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Accrued voyage expenses	$10,641	$5,742
Accrued loan interest	7,420	8,297
Accrued legal and professional fees	5,547	2,010
Total accrued expenses	$23,608	$16,049

As of December 31, 2023 and December 31, 2022, the amount of $4,016 and $675, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2023 and 2022 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2023, and as of December 31, 2022, respectively. The total amount of $9,855, $7,605 and $5,738 was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021, respectively, and comprised of compensation authorized to the directors and officers of the Company.